ORGANIZATION	12 Months Ended
Dec. 31, 2025
ORGANIZATION
ORGANIZATION

1.    ORGANIZATION

SOLAI Limited (the “Company” or the “Group”) was incorporated under the laws of the Cayman Islands on April 20, 2007 under the original name of “Fine Success Limited”, which was changed to “500wan.com” on May 9, 2011, changed to “500.com Limited” on October 9, 2013, and changed to “BIT Mining Limited” on April 20, 2021. The Company changed to the new name of “SOLAI Limited” and the new ticker symbol “SLAI” effective October 20, 2025.

The Company has completed the transformation of its business and become an enterprise that primarily engages in cryptocurrency mining, data center operation and mining pool operation in 2021, and further disposed of its mining pool business in January 2024.

On April 15, 2021, the Company completed the acquisition of the entire mining pool business of Blockchain Technologies Holding Company operated under BTC.com (renamed as “Cloverpool” after its disposition in January 2024), including the domain name BTC.com and the cryptocurrency wallet of BTC.com (collectively, the “BTC.com Pool Businesses” or “mining pool business”). On December 28, 2023, the Company entered into an agreement with Esport-Win Limited, a Hong Kong limited liability company, to sell its entire mining pool business operated under BTC.com for a total consideration of US$5,000. The disposal of the mining pool business represents a strategic shift and has a major effect on the Company’s results of operations. Accordingly, the Company’s consolidated financial statements for the year ended December 31, 2024 and 2023 have been classified to reflect the mining pool business as discontinued operations. The transaction was closed in February 2024 and, for accounting purposes, the mining pool business was deemed to be disposed of on January 31, 2024 when the Company relinquished control. Refer to Note 4.

On December 9, 2024, the Company completed the first closing of the acquisition of Guanghan Data Center Co., Ltd., which had 51% equity interest in Alpha Data Center Plc. (“Alpha”) and intended to operate a cryptocurrency mining data center in Ethiopia (the “Ethiopia data center”). The Ethiopia data center has a total planned power capacity up to 100 megawatts. The subsequent closing of the acquisition was consummated in July 2025.

On December 30, 2025, the Company entered into an agreement with the non-controlling shareholder (“NCI shareholder”) of Alpha that both parties agreed to reallocate 44% equity interest from the NCI shareholder to the Company by the Company transferring certain assets that represent 45 megawatts of total planned power capacity and 49% of total mining machines owned by Alpha to the NCI shareholder. After completion of the transaction, the total power capacity of the Ethiopia data center changed to 55 megawatts and the NCI shareholder had 5% equity interest in Alpha. Refer to Note 5.

As of December 31, 2025, the Company has subsidiaries incorporated in countries and jurisdictions including British Virgin Islands, Cayman Islands, Hong Kong, the United States of America (“USA”), Canada, mainland China, Malta, Cyprus, Curacao and Ethiopia.

1.    ORGANIZATION (continued)

As of December 31, 2025, the Company’s major subsidiaries are listed below:

			Percentage
			of ownership
		Place of	by the
Entity	Date of establishment	establishment	Company	Principal activities

Subsidiaries
Fine Brand Limited (“BVI”)	February 9, 2011	British Virgin Islands	100%	Investment Holding
BT Mining Limited (BT Mining)	April 19, 2021	Cayman Islands	100%	Investment Holding
500wan HK Limited (“500wan HK”)	March 8, 2011	Hong Kong	100%	Investment Holding
Bee Computing (HK) Limited (“Bee Computing”)	May 17,2016	Hong Kong	100%	Miner Manufacturing
Dolai LLC (“Dolai”)	August 21,2025	USA	100%	Payment Service
Echo AI Games PLC (“Echo”)	April 15, 2025	USA	100%	AI Platform Service
E-Sun Sky Computer (Shenzhen) Co., Ltd. (“E-Sun Sky Computer”)	June 18, 2007	Mainland China	100%	Technology Service
Star Light Inc. (“Star Light”)	January 29, 2021	Cayman Islands	100%	Investment Holding
Guanghan Data Center Co., Ltd. (“Guanghan”)	November 19, 2024	British Virgin Islands	100%	Data Center Service
Alpha Data Center PLC (“Alpha”)	July 21, 2022	Ethiopia	95%	Data Center Service
Summit Bend US Corporation (“Summit Bend”)	September 22, 2021	USA	100%	Investment Holding
Star Light Ohio I Corporation (“Ohio I”)	September 23, 2021	USA	100%	Cryptocurrency Mining
Star Light Ohio II Corporation (“Ohio II”)	September 23, 2021	USA	100%	Investment Holding
Asgard Data Centers LLC (“Asgard”)	September 16, 2021	USA	100%	Data Center Service
Alliance International Technologies Limited (“Alliance International Technologies”)**	March 11, 2020	British Virgin Islands	100%	Cryptocurrency Mining
1324492 B.C. Ltd	September 16, 2021	Canada	100%	Investment Holding
The Multi Group Ltd (“The Multi Group” or “TMG”)	June 26, 2015	Malta	100%	Investment Holding
Multi Warehouse Ltd*	December 3, 2014	Malta	100%	Online Gaming
Multi Brand Gaming Ltd*	October 3, 2014	Malta	100%	Online Gaming
Multilotto UK Ltd*	September1, 2016	Malta	100%	Online Gaming
Lotto Warehouse Ltd*	September1, 2016	Malta	100%	Online Gaming
Wasp Media Ltd*	August 12, 2016	Malta	100%	Online Gaming
Round Spot Services Ltd*	May 6, 2015	Cyprus	100%	Online Gaming
Multi Pay N.V.*	August 25, 2011	Curacao	100%	Online Gaming
Oddson Europe Ltd*	January10, 2018	Malta	100%	Online Gaming

*A subsidiary of the Multi Group

**	Alliance International Technologies is the holding company of the mining pool business prior to the disposition in January 2024 and is also engaged in cryptocurrency mining operation.